INVENTORIES (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Inventory, Net [Abstract]
Finished products	$ 91	$ 96
Work in process	121	101
Raw materials and supplies	199	195
Inventories	$ 411	$ 392